LEASE COMMITMENTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Lease Commitments Details Narrative
Rent expense	$ 95,258	$ 28,744	$ 26,938